UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie           New York, New York             February 17, 2009
--------------------       ------------------            --------------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total: $85,429
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number       Name
28-12869                   Tiedemann/Falconer Partners L.P.
28-XXXXX                   Arbitrage Associates L.P.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
APEX SILVER MINES LTD           NOTE 4.000% 9/1   03760XAD3       16     500,000 PRN         SOLE       NONE      500,000
ASML HOLDING N V                   NY REG SHS     N07059186      632      35,000 SH   PUT    SOLE       NONE       35,000
BAIDU COM INC                    SPON ADR REP A   056752108      261       2,000 SH          SOLE       NONE        2,000
BANK OF AMERICA CORPORATION           COM         060505104    3,238     230,000 SH   PUT    SOLE       NONE      230,000
BPW ACQUISITION CORP                  COM         055637102    1,347     150,400 SH          SOLE       NONE      150,400
CANO PETE INC                         COM         137801106      171     388,362 SH          SOLE       NONE      388,362
CHICOS FAS INC                        COM         168615102    3,887     930,000 SH          SOLE       NONE      930,000
CHINA MOBILE LIMITED             SPONSORED ADR    16941M109      763      15,000 SH          SOLE       NONE       15,000
CIT GROUP INC                         COM         125581108       91      20,000 SH  CALL    SOLE       NONE       20,000
CITIGROUP INC                         COM         172967101    1,007     150,000 SH   PUT    SOLE       NONE      150,000
DATASCOPE CORP                        COM         238113104    5,571     106,633 SH          SOLE       NONE      106,633
E TRADE FINANCIAL CORP                COM         269246104      199     173,225 SH          SOLE       NONE      173,225
FOSSIL INC                            COM         349882100   12,547     751,300 SH          SOLE       NONE      751,300
GENENTECH INC                       COM NEW       368710406    1,499      18,076 SH          SOLE       NONE       18,076
GENERAL ELECTRIC CO                   COM         369604103    1,620     100,000 SH   PUT    SOLE       NONE      100,000
GHL ACQUISITION CORP                  COM         36172H108      350      38,900 SH          SOLE       NONE       38,900
GUESS INC                             COM         401617105   12,280     800,000 SH          SOLE       NONE      800,000
HAWAIIAN HOLDINGS INC                 COM         419879101      128      20,000 SH          SOLE       NONE       20,000
HAWAIIAN HOLDINGS INC                 COM         419879101      128      20,000 SH   PUT    SOLE       NONE       20,000
HOME DEPOT INC                        COM         437076102    2,532     110,000 SH   PUT    SOLE       NONE      110,000
ICICI BK LTD                          ADR         45104G104      289      15,000 SH          SOLE       NONE       15,000
INTERNATIONAL BUSINESS MACHS          COM         459200101    1,262      15,000 SH   PUT    SOLE       NONE       15,000
ISHARES SILVER TRUST                ISHARES       46428Q109      563      50,000 SH          SOLE       NONE       50,000
ISHARES INC                       MSCI TAIWAN     464286731      380      50,000 SH          SOLE       NONE       50,000
JPMORGAN & CHASE & CO                 COM         46625H100    3,153     100,000 SH   PUT    SOLE       NONE      100,000
KKR FINANCIAL HLDGS LLC               COM         48248A306       75      47,500 SH          SOLE       NONE       47,500
LIBERTY ACQUISITION HLDGS CO          COM         53015Y107    2,280     275,000 SH          SOLE       NONE      275,000
MIDWAY GAMES INC                NOTE 6.000% 9/3   598148AB0    1,738   2,200,000 PRN         SOLE       NONE    2,200,000
NDS GROUP PLC                    SPONSORED ADR    628891103    6,510     113,532 SH          SOLE       NONE      113,532
NRDC ACQUISITION CORP                 COM         62941R102    1,473     160,800 SH          SOLE       NONE      160,800
NRG ENERGY INC                      COM NEW       629377508    1,983      85,000 SH          SOLE       NONE       85,000
PRECISION DRILLING TR               TR UNIT       740215108      989     117,826 SH          SOLE       NONE      117,826
PRIDE INTL INC DEL                    COM         74153Q102    1,438      90,000 SH  CALL    SOLE       NONE       90,000
ROYAL CARIBBEAN CRUISES LTD           COM         V7780T103      275      20,000 SH   PUT    SOLE       NONE       20,000
SPDR GOLD TRUST                     GOLD SHS      78463V107      433       5,000 SH          SOLE       NONE        5,000
TRANSDIGM GROUP INC                   COM         893641100    1,007      30,000 SH   PUT    SOLE       NONE       30,000
TRIAN ACQUISITION I CORP              COM         89582E108      491      55,100 SH          SOLE       NONE       55,100
TURBOCHEF TECHNOLOGIES INC          COM NEW       900006206    1,973     401,803 SH          SOLE       NONE      401,803
UNDER ARMOUR INC                      CL A        904311107    5,505     230,900 SH   PUT    SOLE       NONE      230,900
UNITED REFINING ENERGY CORP           COM         911360105      342      37,050 SH          SOLE       NONE       37,050
UST INC                               COM         902911106    2,792      40,249 SH          SOLE       NONE       40,249
WACHOVIA CORP NEW                     COM         929903102    2,211     376,669 SH          SOLE       NONE      376,669
                                                             85,429








SK 79575 0050 965742